Portfolio of Investments – as of March 31, 2026 (Unaudited)
Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 99.2% of Net Assets
	Aerospace & Defense — 2.5%
229	AeroVironment, Inc.(a)(b)	$41,918
4,788	Boeing Co.(a)(b)	952,956
950	BWX Technologies, Inc.(a)	194,265
408	Curtiss-Wright Corp.(a)	277,897
7,404	General Electric Co.(a)	2,101,033
1,054	HEICO Corp.(a)	289,007
872	Huntington Ingalls Industries, Inc.(a)	331,273
1,804	Lockheed Martin Corp.(a)	1,090,320
10,585	RTX Corp.(a)	2,041,846
		7,320,515
	Air Freight & Logistics — 0.2%
3,618	Expeditors International of Washington, Inc.(a)	518,206
2,354	GXO Logistics, Inc.(a)(b)	122,055
		640,261
	Automobile Components — 0.0%
3,371	Gentex Corp.(a)	73,656
	Automobiles — 2.0%
265	Ferrari NV(a)	89,689
15,310	Tesla, Inc.(a)(b)	5,691,493
		5,781,182
	Banks — 3.6%
48,964	Bank of America Corp.(a)	2,386,995
4,456	East West Bancorp, Inc.(a)	475,723
18,818	Fifth Third Bancorp(a)	874,284
6,570	First Horizon Corp.(a)	149,533
791	ICICI Bank Ltd., ADR	20,487
15,997	JPMorgan Chase & Co.(a)	4,705,677
21,813	Wells Fargo & Co.(a)	1,736,533
		10,349,232
	Beverages — 1.2%
1,651	Celsius Holdings, Inc.(a)(b)	58,577
5,077	Coca-Cola Europacific Partners PLC(a)	460,332
4,119	Constellation Brands, Inc., Class A(a)	617,850
15,041	PepsiCo, Inc.(a)	2,335,717
		3,472,476
	Biotechnology — 1.8%
10,061	AbbVie, Inc.(a)	2,188,167
318	Alnylam Pharmaceuticals, Inc.(a)(b)	105,217
3,755	Amgen, Inc.(a)	1,321,197
778	BioMarin Pharmaceutical, Inc.(a)(b)	43,949
948	Ionis Pharmaceuticals, Inc.(a)(b)	71,185
3,534	Moderna, Inc.(a)(b)	179,527
475	United Therapeutics Corp.(a)(b)	281,665
2,166	Vertex Pharmaceuticals, Inc.(a)(b)	967,206
		5,158,113
	Broadline Retail — 3.9%
658	Alibaba Group Holding Ltd., ADR	82,553
53,051	Amazon.com, Inc.(a)(b)	11,048,932
2,019	JD.com, Inc., ADR(a)	59,702
54	MercadoLibre, Inc.(a)(b)	93,367
574	PDD Holdings, Inc., ADR(b)	58,651
		11,343,205
	Building Products — 0.1%
1,240	Fortune Brands Innovations, Inc.(a)	48,323
726	Lennox International, Inc.(a)	336,958
		385,281
	Capital Markets — 3.0%
13,575	Bank of New York Mellon Corp.(a)	1,610,402
Shares	Description	Value (†)
	Capital Markets — continued
1,264	BlackRock, Inc.(a)	$1,215,602
6,405	Blackstone, Inc.(a)	736,511
9,971	Brookfield Asset Management Ltd., Class A(a)	443,211
11,209	Brookfield Corp.(a)	453,628
14,904	Franklin Resources, Inc.(a)	352,033
6,198	KKR & Co., Inc.(a)	573,315
416	LPL Financial Holdings, Inc.(a)	125,145
11,418	Morgan Stanley(a)	1,879,060
943	MSCI, Inc.(a)	508,286
4,691	Raymond James Financial, Inc.(a)	679,210
		8,576,403
	Chemicals — 1.2%
2,836	Air Products & Chemicals, Inc.(a)	823,830
4,201	Linde PLC(a)	2,082,688
2,920	Nutrien Ltd.(a)	220,343
3,228	RPM International, Inc.(a)	320,863
		3,447,724
	Commercial Services & Supplies — 0.6%
3,931	Waste Connections, Inc.(a)	638,552
5,160	Waste Management, Inc.(a)	1,185,716
		1,824,268
	Communications Equipment — 1.3%
6,666	Arista Networks, Inc.(a)(b)	818,451
1,211	Ciena Corp.(a)(b)	470,147
26,561	Cisco Systems, Inc.(a)	2,060,868
29,041	Telefonaktiebolaget LM Ericsson, ADR(a)	327,292
		3,676,758
	Construction & Engineering — 0.1%
1,546	AECOM(a)	131,132
291	Sterling Infrastructure, Inc.(a)(b)	118,515
		249,647
	Construction Materials — 0.3%
1,643	Martin Marietta Materials, Inc.(a)	967,201
	Consumer Finance — 0.4%
5,374	Ally Financial, Inc.(a)	210,822
13,254	Synchrony Financial(a)	901,537
		1,112,359
	Consumer Staples Distribution & Retail — 2.3%
1,596	BJ's Wholesale Club Holdings, Inc.(a)(b)	157,078
3,041	Costco Wholesale Corp.(a)	3,030,144
2,109	Maplebear, Inc.(a)(b)	79,003
26,660	Walmart, Inc.(a)	3,313,305
		6,579,530
	Containers & Packaging — 0.1%
3,396	Crown Holdings, Inc.(a)	340,449
	Distributors — 0.2%
14,997	LKQ Corp.(a)	440,462
	Diversified Consumer Services — 0.1%
2,315	Service Corp. International(a)	191,011
	Diversified Telecommunication Services — 0.7%
71,318	AT&T, Inc.(a)	2,067,509
	Electric Utilities — 1.7%
11,920	Alliant Energy Corp.(a)	855,379
14,937	American Electric Power Co., Inc.(a)	1,957,942
2,103	Constellation Energy Corp.(a)	587,263
8,776	OGE Energy Corp.(a)	420,897
31,455	PPL Corp.(a)	1,201,581
		5,023,062

Shares	Description	Value (†)
	Electrical Equipment — 1.4%
1,012	Acuity, Inc.(a)	$283,583
6,342	Emerson Electric Co.(a)	830,929
1,764	GE Vernova, Inc.(a)	1,539,796
1,572	Hubbell, Inc.(a)	771,443
1,104	Nextpower, Inc., Class A(a)(b)	133,087
2,958	nVent Electric PLC(a)	349,872
4,249	Sensata Technologies Holding PLC(a)	149,650
		4,058,360
	Electronic Equipment, Instruments & Components — 0.4%
1,677	Arrow Electronics, Inc.(a)(b)	240,499
811	CDW Corp.(a)	98,147
547	Coherent Corp.(a)(b)	130,301
197	Fabrinet(a)(b)	102,739
7,429	Flex Ltd.(a)(b)	486,302
		1,057,988
	Energy Equipment & Services — 0.2%
23,076	NOV, Inc.(a)	434,060
	Entertainment — 1.5%
2,001	Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	170,125
24,492	Netflix, Inc.(a)(b)	2,354,906
1,590	Roku, Inc.(a)(b)	150,446
109	Spotify Technology SA(a)(b)	52,855
1,198	TKO Group Holdings, Inc.(a)	241,577
10,510	Walt Disney Co.(a)	1,012,954
16,209	Warner Bros. Discovery, Inc.(a)(b)	445,099
		4,427,962
	Financial Services — 3.9%
10,246	Berkshire Hathaway, Inc., Class B(a)(b)	4,909,883
3,045	Block, Inc.(a)(b)	183,248
5,424	Mastercard, Inc., Class A(a)	2,710,156
11,592	Visa, Inc., Class A(a)	3,503,566
		11,306,853
	Food Products — 0.7%
5,359	Campbell's Co.(a)	119,345
30,870	Conagra Brands, Inc.(a)	485,276
2,045	Ingredion, Inc.(a)	230,390
37,483	Kraft Heinz Co.(a)	842,993
2,313	Post Holdings, Inc.(a)(b)	228,663
		1,906,667
	Ground Transportation — 1.0%
3,486	Canadian National Railway Co.(a)	358,256
4,458	Canadian Pacific Kansas City Ltd.(a)	350,666
3,180	J.B. Hunt Transport Services, Inc.(a)	673,842
311	Saia, Inc.(a)(b)	109,248
14,161	Uber Technologies, Inc.(a)(b)	1,018,601
1,248	XPO, Inc.(a)(b)	242,799
		2,753,412
	Health Care Equipment & Supplies — 1.8%
11,497	Abbott Laboratories(a)	1,180,397
4,236	Alcon AG(a)	319,183
6,404	Edwards Lifesciences Corp.(a)(b)	512,832
1,054	IDEXX Laboratories, Inc.(a)(b)	592,232
2,865	Intuitive Surgical, Inc.(a)(b)	1,320,736
12,876	Medtronic PLC(a)	1,115,705
267	Teleflex, Inc.(a)	31,936
1,661	Zimmer Biomet Holdings, Inc.(a)	150,188
		5,223,209
	Health Care Providers & Services — 0.9%
3,618	Cigna Group(a)	965,101
Shares	Description	Value (†)
	Health Care Providers & Services — continued
2,337	Elevance Health, Inc.(a)	$684,157
1,977	Labcorp Holdings, Inc.(a)	527,483
1,349	Molina Healthcare, Inc.(a)(b)	179,822
918	Tenet Healthcare Corp.(a)(b)	173,236
		2,529,799
	Health Care REITs — 0.3%
11,399	Ventas, Inc.(a)	932,210
	Health Care Technology — 0.1%
2,152	Veeva Systems, Inc., Class A(a)(b)	378,020
	Hotels, Restaurants & Leisure — 1.5%
263	Booking Holdings, Inc.(a)	1,107,314
2,467	DraftKings, Inc., Class A(a)(b)	53,336
4,186	Hilton Worldwide Holdings, Inc.(a)	1,272,879
7,362	MGM Resorts International(a)(b)	272,468
4,673	Restaurant Brands International, Inc.(a)	345,335
8,398	Starbucks Corp.(a)	752,377
1,777	Texas Roadhouse, Inc.(a)	293,454
1,474	Trip.com Group Ltd., ADR(b)	73,390
		4,170,553
	Household Durables — 0.4%
6,602	PulteGroup, Inc.(a)	776,461
3,406	Toll Brothers, Inc.(a)	464,817
		1,241,278
	Household Products — 0.7%
2,026	Church & Dwight Co., Inc.(a)	189,066
4,537	Clorox Co.(a)	470,169
14,818	Kimberly-Clark Corp.(a)	1,429,493
		2,088,728
	Independent Power & Renewable Electricity Producers — 0.2%
2,872	Vistra Corp.(a)	431,748
	Insurance — 2.0%
5,620	Arch Capital Group Ltd.(a)(b)	539,464
4,569	Cincinnati Financial Corp.(a)	718,932
12,601	Hartford Insurance Group, Inc.(a)	1,704,033
12,515	Manulife Financial Corp.(a)	431,017
226	Markel Group, Inc.(a)(b)	432,580
5,483	Prudential Financial, Inc.(a)	535,634
911	RenaissanceRe Holdings Ltd.(a)	270,777
9,505	W.R. Berkley Corp.(a)	629,991
1,872	Willis Towers Watson PLC(a)	544,190
		5,806,618
	Interactive Media & Services — 7.8%
24,416	Alphabet, Inc., Class A(a)	7,021,065
30,213	Alphabet, Inc., Class C(a)	8,666,901
572	Baidu, Inc., ADR(b)	63,732
11,831	Meta Platforms, Inc., Class A(a)	6,768,870
		22,520,568
	IT Services — 0.6%
2,466	Amdocs Ltd.(a)	160,931
5,780	International Business Machines Corp.(a)	1,401,014
1,283	Shopify, Inc., Class A(a)(b)	152,190
1,179	Twilio, Inc., Class A(a)(b)	148,342
		1,862,477
	Leisure Products — 0.1%
3,020	Brunswick Corp.(a)	219,735
	Life Sciences Tools & Services — 0.9%
371	Bio-Rad Laboratories, Inc., Class A(a)(b)	103,416
176	ICON PLC(a)(b)	19,476

Shares	Description	Value (†)
	Life Sciences Tools & Services — continued
1,145	Illumina, Inc.(a)(b)	$141,133
3,807	Thermo Fisher Scientific, Inc.(a)	1,871,255
1,262	Waters Corp.(a)(b)	375,823
		2,511,103
	Machinery — 2.0%
1,549	AGCO Corp.(a)	179,483
3,508	Caterpillar, Inc.(a)	2,485,278
17,215	CNH Industrial NV(a)	189,365
2,064	Cummins, Inc.(a)	1,110,473
2,108	Deere & Co.(a)	1,187,436
8,812	Otis Worldwide Corp.(a)	679,229
		5,831,264
	Media — 0.2%
2,337	Liberty Broadband Corp., Class C(a)(b)	117,551
5,490	Omnicom Group, Inc.(a)	413,452
		531,003
	Metals & Mining — 0.5%
2,396	Alcoa Corp.(a)	158,927
5,383	Barrick Mining Corp.(a)	219,573
3,848	Rio Tinto PLC, ADR	358,980
1,971	Southern Copper Corp.(a)	339,130
15,961	Vale SA, ADR(a)	253,939
		1,330,549
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
22,182	AGNC Investment Corp.(a)	222,486
	Multi-Utilities — 1.1%
15,123	Ameren Corp.(a)	1,662,320
17,690	CMS Energy Corp.(a)	1,372,390
		3,034,710
	Oil, Gas & Consumable Fuels — 3.7%
3,257	Antero Resources Corp.(a)(b)	138,227
13,496	Canadian Natural Resources Ltd.(a)	657,660
15,568	Cenovus Energy, Inc.(a)	413,019
1,244	Cheniere Energy, Inc.(a)	352,997
13,808	ConocoPhillips(a)	1,822,656
1,440	DT Midstream, Inc.(a)	193,925
6,224	Enbridge, Inc.(a)	336,967
26,722	Exxon Mobil Corp.(a)	4,533,655
2,927	HF Sinclair Corp.(a)	182,616
2,051	Ovintiv, Inc.(a)	121,747
6,939	Suncor Energy, Inc.(a)	458,737
4,223	Targa Resources Corp.(a)	1,058,833
4,411	TC Energy Corp.(a)	276,129
		10,547,168
	Passenger Airlines — 0.2%
1,748	American Airlines Group, Inc.(a)(b)	18,774
8,680	Delta Air Lines, Inc.(a)	577,046
		595,820
	Personal Care Products — 0.2%
2,246	BellRing Brands, Inc.(a)(b)	36,138
30,271	Kenvue, Inc.(a)	521,872
		558,010
	Pharmaceuticals — 3.6%
1,036	AstraZeneca PLC, ADR	204,320
4,268	Eli Lilly & Co.(a)	3,925,578
408	Jazz Pharmaceuticals PLC(a)(b)	77,132
14,359	Johnson & Johnson(a)	3,509,914
16,916	Merck & Co., Inc.(a)	2,034,826
Shares	Description	Value (†)
	Pharmaceuticals — continued
2,362	Novartis AG, ADR(a)	$360,796
6,802	Teva Pharmaceutical Industries Ltd., ADR(a)(b)	204,876
		10,317,442
	Professional Services — 0.3%
1,430	Booz Allen Hamilton Holding Corp.(a)	111,583
2,016	Leidos Holdings, Inc.(a)	313,528
1,650	SS&C Technologies Holdings, Inc.(a)	111,491
1,196	TransUnion(a)	82,751
1,872	Verisk Analytics, Inc.(a)	355,212
		974,565
	Real Estate Management & Development — 0.1%
591	Jones Lang LaSalle, Inc.(a)(b)	179,853
	Residential REITs — 0.3%
25,232	Invitation Homes, Inc.(a)	627,015
1,357	Sun Communities, Inc.(a)	170,928
		797,943
	Retail REITs — 0.5%
567	NNN REIT, Inc.(a)	23,831
23,216	Realty Income Corp.(a)	1,420,355
		1,444,186
	Semiconductors & Semiconductor Equipment — 14.4%
9,251	Advanced Micro Devices, Inc.(a)(b)	1,881,931
5,407	Applied Materials, Inc.(a)	1,848,058
264	ASML Holding NV(a)	348,699
25,411	Broadcom, Inc.(a)	7,864,959
1,353	Entegris, Inc.(a)	158,626
24,874	Intel Corp.(a)(b)	1,097,690
7,989	Lam Research Corp.(a)	1,706,930
1,309	Lattice Semiconductor Corp.(a)(b)	121,423
2,258	Marvell Technology, Inc.(a)	223,655
6,076	Micron Technology, Inc.(a)	2,052,716
125,351	NVIDIA Corp.(a)	21,861,214
7,158	QUALCOMM, Inc.(a)	921,807
816	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	275,767
6,013	Texas Instruments, Inc.(a)	1,167,364
		41,530,839
	Software — 8.0%
2,475	Adobe, Inc.(a)(b)	601,623
1,449	AppLovin Corp., Class A(a)(b)	576,702
1,268	Check Point Software Technologies Ltd.(a)(b)	181,134
2,192	Docusign, Inc.(a)(b)	103,923
6,842	Fortinet, Inc.(a)(b)	559,128
1,852	Intuit, Inc.(a)	800,768
966	Manhattan Associates, Inc.(a)(b)	128,594
38,537	Microsoft Corp.(a)	14,265,241
2,222	Nutanix, Inc., Class A(a)(b)	84,458
9,602	Oracle Corp.(a)	1,412,550
12,184	Palantir Technologies, Inc., Class A(a)(b)	1,782,276
7,849	Salesforce, Inc.(a)	1,465,173
819	SAP SE, ADR(a)	140,221
6,250	ServiceNow, Inc.(a)(b)	653,437
3,530	Zoom Communications, Inc.(a)(b)	283,777
476	Zscaler, Inc.(a)(b)	66,778
		23,105,783
	Specialized REITs — 0.5%
10,792	CubeSmart(a)	395,527
8,822	Gaming & Leisure Properties, Inc.(a)	391,432
3,569	SBA Communications Corp.(a)	614,261
		1,401,220

Shares	Description	Value (†)
	Specialty Retail — 1.5%
626	Burlington Stores, Inc.(a)(b)	$203,688
933	Dick's Sporting Goods, Inc.(a)	185,005
2,181	Gap, Inc.(a)	52,780
7,497	Home Depot, Inc.(a)	2,465,688
4,692	Lowe's Cos., Inc.(a)	1,108,626
1,409	Williams-Sonoma, Inc.(a)	256,903
		4,272,690
	Technology Hardware, Storage & Peripherals — 7.4%
76,816	Apple, Inc.(a)	19,495,133
2,864	Dell Technologies, Inc., Class C(a)	470,068
1,574	Everpure, Inc., Class A(a)(b)	92,929
807	Sandisk Corp.(a)(b)	512,719
4,642	Super Micro Computer, Inc.(a)(b)	105,698
2,340	Western Digital Corp.(a)	632,947
		21,309,494
	Tobacco — 0.2%
10,975	British American Tobacco PLC, ADR	641,708
	Trading Companies & Distributors — 0.3%
1,842	Ferguson Enterprises, Inc.(a)	429,665
1,099	Watsco, Inc.(a)	399,805
		829,470
	Water Utilities — 0.2%
13,768	Essential Utilities, Inc.(a)	554,437
Shares	Description	Value (†)
	Wireless Telecommunication Services — 0.2%
11,773	America Movil SAB de CV, ADR(a)	$299,976
22,530	Vodafone Group PLC, ADR(a)	338,401
		638,377
	Total Common Stocks (Identified Cost $143,649,070)	285,530,669

Principal Amount
Short-Term Investments — 1.3%
$3,544,939
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/31/2026 at 2.150% to
be repurchased at $3,545,151 on 4/01/2026
collateralized by $3,852,800 U.S. Treasury Note,
1.000% due 7/31/2028 valued at $3,615,905 including
accrued interest(c)
(Identified Cost $3,544,939)
		3,544,939
	Total Investments — 100.5% (Identified Cost $147,194,009)	289,075,608
	Other assets less liabilities — (0.5)%	(1,333,833)
	Net Assets — 100.0%	$287,741,775

Written Options — (0.9%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.9%)
S&P 500® Index, Call(d)	4/17/2026	6,850	(49)	$(31,989,748)	$(492,376)	$(37,485)
S&P 500® Index, Call(d)	4/17/2026	7,000	(49)	(31,989,748)	(529,844)	(6,002)
S&P 500® Index, Call(d)	4/17/2026	7,100	(47)	(30,684,044)	(387,644)	(3,408)
S&P 500® Index, Call(d)	4/17/2026	7,250	(48)	(31,336,896)	(326,659)	(2,160)
S&P 500® Index, Call(d)	4/30/2026	6,500	(48)	(31,336,896)	(635,436)	(900,480)
S&P 500® Index, Call(d)	4/30/2026	6,700	(48)	(31,336,896)	(642,563)	(373,440)
S&P 500® Index, Call(d)	4/30/2026	6,750	(47)	(30,684,044)	(485,957)	(269,075)
S&P 500® Index, Call(d)	4/30/2026	6,850	(48)	(31,336,896)	(603,720)	(126,960)
S&P 500® Index, Call(d)	5/15/2026	6,550	(48)	(31,336,896)	(601,416)	(926,640)
Total					$(4,705,615)	$(2,645,650)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National
Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)
The Fund's investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes
(sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REIT	Real Estate Investment Trust
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$285,530,669	$ —	$ —	$285,530,669
Short-Term Investments	—	3,544,939	—	3,544,939
Total Investments	$285,530,669	$3,544,939	$—	$289,075,608

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(2,645,650)	$ —	$ —	$(2,645,650)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.